Offerings - Offering: 1	Aug. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par Value $0.0001 per share
Amount Registered | shares	1,428,571
Proposed Maximum Offering Price per Unit	1.56
Maximum Aggregate Offering Price	$ 2,228,570.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 341.19
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.0001 per share (the "Common Stock"), of Offerpad Solutions Inc. that become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction without receipt of consideration. (2) Represents an aggregate of 1,428,571 shares of Common Stock issuable upon the exercise of outstanding warrants to purchase shares of Common Stock. (3) Proposed Maximum Offering Price Per Share is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low prices for the Common Stock as reported on the New York Stock Exchange on August 15, 2025.